Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 58,274	$ 8,036	¥ 53,245
Short-term investments	4,300	593	7,720
Accounts receivable, net of allowance of RMB22,281 and RMB33,995 as of December 31, 2022 and June 30, 2023, respectively	132,164	18,226	203,636
Prepaid expenses and other current assets, net	87,575	12,077	78,715
Amounts due from related parties, current	26,999	3,723	21,640
Total current assets	309,312	42,655	364,956
Non-current assets
Long-term investments	55,980	7,720	22,231
Property and equipment, net	88,765	12,241	131,325
Right-of-use assets, net	204,298	28,174	319,263
Intangible assets, net	2,375	328	3,885
Rental deposit	8,755	1,207	18,588
Long-term prepaid expenses			72,135
Amounts due from related parties, non-current			158
Other assets, non-current	80,000	11,033	105,825
Total non-current assets	440,173	60,703	673,410
TOTAL ASSETS	749,485	103,358	1,038,366
Current liabilities:
Short-term borrowings	790	109	790
Long-term borrowings, current portion	2,674	369	4,502
Accounts payable	234,852	32,388	279,679
Accrued expenses and other current liabilities	181,205	24,990	229,880
Amounts due to related parties, current	16,830	2,321	41,234
Deferred workspace membership fee	25,762	3,553	24,536
Contract liabilities	12,974	1,789	11,715
Income taxes payable	5,295	730	5,259
Deferred subsidy income	4,967	685	5,869
Convertible bond	8,774	1,210	17,464
Put option liabilities	159	22	369
Lease liabilities, current	88,795	12,245	162,791
Total current liabilities	583,077	80,411	784,088
Non-current liabilities:
Long-term borrowings			388
Refundable deposits from members, non-current	9,275	1,279	8,890
Deferred tax liabilities			19
Lease liabilities, non-current	121,194	16,713	153,298
Warrant liabilities	3,360	463	14,291
Total non-current liabilities	133,829	18,455	176,886
TOTAL LIABILITIES	716,906	98,866	960,974
Commitments and contingencies (Note 16)
SHAREHOLDERS’ EQUITY
Additional paid-in capital	4,568,003	629,956	4,550,134
Statutory reserves	6,449	889	6,246
Accumulated deficit	(4,574,403)	(630,839)	(4,529,473)
Accumulated other comprehensive income	21,274	2,934	24,297
Total Ucommune International Ltd shareholders’ equity	21,413	2,952	51,267
Noncontrolling interests	11,166	1,540	26,125
TOTAL EQUITY	32,579	4,492	77,392
TOTAL LIABILITIES AND EQUITY	749,485	103,358	1,038,366
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	84	11	57
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	¥ 6	$ 1	¥ 6